Note 10 - Loans Payable - Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Loans Payable to Related Party [Text Block]
NOTE
7
– LOANS PAYABLE- RELATED PARTY

Loans payable - related party consists of the following:

	March 31, 2020	December 31, 2019
Loans payable in default to the spouse of Bill Chaaban, President of CEN, for the original amounts of CAD 48,630 and USD $198,660, bear interest at 10% per annum. These are unsecured loans that matured on December 31, 2018.	$232,939	$236,100

Loans payable in default to a former director of Creative, former parent company, bear interest at 10% per annum. This are unsecured loans that matured on December 31, 2018.	601,500	601,500

Loan payable in default to R&D Labs Canada, Inc., whose president is Bill Chaaban, also the President of CEN, bearing interest at 8% per annum. This is an unsecured loan that matured on October 2, 2019. R&D Labs Canada is a company owned by Bill Chaaban’s spouse.	300,000	300,000

Loan payable in default to the spouse of Joseph Byrne, a 5% shareholder and former CEO of CEN, issued January 12, 2018 with a 30-day maturity, bearing share interest of 4,000 common shares per 30-day period. This is an unsecured loan that matures on June 16, 2020.	100,000	100,000

Loan payable in default to Alex Tarrabain, a Director of CEN, issued January 17, 2018 with a 30-day maturity, bearing share interest of 3,000 common shares per 30-day period. This is an unsecured loan that matures on June 16, 2020.	75,000	75,000

Loan payable in default to Joseph Byrne, a 5% shareholder and former CEO of CEN, issued January 24, 2018 with a 30-day maturity, bearing share interest of 2,000 common shares per 30-day period. This is an unsecured loan that matures on June 16, 2020.	50,000	50,000

Total loans payable - related party	1,359,439	1,362,600
Less: current portion	1,359,439	1,362,600

Long-term portion loans payable - related party	$-	$-

Attributable related party accrued interest was
$486,034
and
$460,784
as of
March 31, 2020
and
December 31, 2019,
respectively. Interest expense attributable to related party loans was
$45,582
and
$26,814
for the
three
-months ended
March 31, 2020
and
2019,
respectively.

During both
three
-month periods ended
March 31, 2020
and
2019,
27,000
common shares were issued to related parties in connection with interest terms of the above loans made to CEN. Accordingly, during the three
-month periods ended
March 31, 2020
and
2019,
$19,440
and
$27,270
in related party interest expense and additional paid-in capital was recorded, respectively.

NOTE
10
– LOANS PAYABLE- RELATED PARTY

Loans payable - related party consists of the following at
December 31:

	2019	2018
Loans payable in default to the spouse of Bill Chaaban, President of CEN, for the original amounts of CAD $48,630 and USD $198,660, bear interest at 10% per annum. These are unsecured loans that matured on December 31, 2018.	$236,100	$234,306

Loans payable in default to a former director of Creative, former parent company, bear interest at 10% per annum. This are unsecured loans that matured on December 31, 2018.	601,500	601,500

Loan payable in default to R&D Labs Canada, Inc., whose president is Bill Chaaban, also the President of CEN, bearing interest at 8% per annum. This is an unsecured loan that matured on October 2, 2019. R&D Labs Canada is a company owned by Bill Chaaban’s spouse.	300,000	300,000

Loan payable in default to the spouse of Joseph Byrne, CEO of CEN, issued January 12, 2018 with a 30-day maturity, bearing share interest of 4,000 common shares per 30-day period. This is an unsecured loan that matured on January 16, 2020.	100,000	100,000

Loan payable in default to Alex Tarrabain, a Director of CEN, issued January 17, 2018 with a 30-day maturity, bearing share interest of 3,000 common shares per 30-day period. This is an unsecured loan that matured on January 16, 2020.	75,000	75,000

Loan payable in default to Joseph Byrne, CEO of CEN, issued January 24, 2018 with a 30-day maturity, bearing share interest of 2,000 common shares per 30-day period. This is an unsecured loan that matured on January 16, 2020.	50,000	50,000

Total loans payable - related party	1,362,600	1,360,806
Less: current portion	1,362,600	1,360,806

Long-term portion loans payable - related party	$-	$-

In
March 2018,
Bill Chaaban, President of CEN, fully assigned and transferred all rights, title, and interests in his loans and related accrued interest due from CEN to his spouse.

Attributable related party accrued interest was
$460,784
and
$357,373
as of
December 31, 2019
and
2018,
respectively. Interest expense attributable to related party loans was
$209,661
and
$184,250
in
2019
and
2018,
respectively.

During both
2019
and
2018,
108,000
common shares were issued to related parties in connection with interest terms of the above loans made to CEN. Accordingly, during
2019
and
2018,
$101,250
and
$77,490
in related party interest expense and additional paid-in capital was recorded, respectively.